Cash Flow Information	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Cash Flow Information
32.	CASH FLOW INFORMATION

a.	Non-cash investing activities
In addition to other notes, the Group entered into the following investing activities which include both cash and non-cash items for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Payments for property, plant and equipment
Purchase of property, plant and equipment	$75,800,574	$48,758,649	$96,207,546	$2,934,052
Increase (decrease) in other non-current assets	(5,480)	(387,233)	1,210,888	36,928
Decrease (increase) in other payables	(3,096,926)	5,894,525	(17,610,885)	(537,081)
Capitalized borrowing costs	(58,263)	(107,712)	(285,611)	(8,710)

	$72,639,905	$54,158,229	$79,521,938	$2,425,189

Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	$612,213	$334,348	$887,718	$27,072
Decrease in other receivables	2,784	132,790	821	26
Decrease in other current assets	-	8,188	19,514	595
Decrease in other non-current assets	134,760	-	-	-

	$749,757	$475,326	$908,053	$27,693

Payments for FVTOCI
Increase in FVTOCI (Note 38)	$-	$-	$12,150,760	$370,563
Decrease in other receivables	-	-	(12,137,200)	(370,150)

	$-	$-	$13,560	$413

b.	Changes in liabilities arising from financing activities
For the year ended December 31, 2022

	Short-term Borrowings (including financial liabilities for hedging)	Bonds Payable	Long-term Borrowings (including financial liabilities for hedging)	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2022	$41,036,429	$52,267,337	$126,472,490	$7,399,884	$227,176,140
Net financing cash flows	1,866,253	(3,539,423)	(29,516,421)	(1,035,019)	(32,224,610)
Interest under operating activities	-	-	-	1,394	1,394
Rent expense under operating activities	-	-	-	(1,904)	(1,904)
Convertible bonds classified separately as equity components and embedded derivative liability	-	(1,092,004)	-	-	(1,092,004)
Non-cash changes
Additions to lease liabilities	-	-	-	1,379,342	1,379,342
Amortization of discount	-	182,759	114,687	-	297,446
Convertible bonds issued by subsidiaries and converted to subsidiaries’ ordinary shares	-	(171)	-	-	(171)
Lease modifications	-	-	-	(117,549)	(117,549)
Adjustments for government subsidy	-	-	(46,672)	-	(46,672)
Long-term borrowings transferred to short-term borrowings	1,522,294	-	(1,522,294)	-	-
Effects of foreign currency exchange	2,306,154	31,826	4,487,661	82,339	6,907,980

Balance at December 31, 2022	$46,731,130	$47,850,324	$99,989,451	$7,708,487	$202,279,392

For the year ended December 31, 2023

	Short-term Borrowings (including financial liabilities for hedging)	Short-term Bills Payable	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2023	$46,731,130	$-	$47,850,324	$99,989,451	$7,708,487	$202,279,392
Net financing cash flows	3,231,840	2,787,340	(2,573,366)	(14,263,230)	(1,136,666)	(11,954,082)
Interest under operating activities	-	-	-	-	22	22
Convertible bonds classified separately as equity components and embedded derivative liability	-	-	(412,264)	-	-	(412,264)
Non-cash changes
Additions to lease liabilities	-	-	-	-	1,644,665	1,644,665
Convertible bonds issued by subsidiaries and converted to subsidiaries’ ordinary shares	-	-	(228)	-	-	(228)
Amortization of discount	-	-	319,578	91,538	-	411,116
Lease modifications	-	-	-	-	(113,514)	(113,514)
Adjustments for government subsidy	-	-	-	(1,002)	-	(1,002)
Acquisition through business combinations (Note 29)	-	-	-	-	143,629	143,629
Reclassification	-	-	-	-	(8,226)	(8,226)
Effects of foreign currency exchange	291,218	-	(174,558)	(356,054)	(16,391)	(255,785)

Balance at December 31, 2023	$50,254,188	$2,787,340	$45,009,486	$85,460,703	$8,222,006	$191,733,723

For the year ended December 31, 2024

	Short-term Borrowings (including financial liabilities for hedging)	Short-term Bills Payable	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1, 2024	$50,254,188	$2,787,340	$45,009,486	$85,460,703	$8,222,006	$191,733,723
Net financing cash flows	(4,514,729)	(2,787,340)	(12,867,386)	36,656,269	(1,547,291)	14,939,523
Interest under operating activities	-	-	-	-	13,538	13,538
Convertible bonds classified separately as equity components and embedded derivative liability	-	-	(100,872)	-	-	(100,872)
Non-cash changes
Additions to lease liabilities	-	-	-	-	1,342,690	1,342,690
Acquisition through business combinations (Note 29)	-	-	-	-	96,894	96,894
Convertible bonds issued by subsidiaries and converted to subsidiaries’ ordinary shares	-	-	(99)	-	-	(99)
Amortization of discount	-	-	366,988	76,326	-	443,314
Lease modifications	-	-	-	-	(409,679)	(409,679)
Adjustments for government subsidy	-	-	-	(748)	-	(748)
Effects of foreign currency exchange	1,705,403	-	568,047	3,442,548	93,865	5,809,863

Balance at December 31, 2024	$47,444,862	$-	$32,976,164	$125,635,098	$7,812,023	$213,868,147

	Short-term Borrowings (including financial liabilities for hedging)	Short-term Bills Payable	Bonds Payable	Long-term Borrowings	Lease Liabilities	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1, 2024	$1,532,607	$85,006	$1,372,659	$2,606,304	$250,747	$5,847,323
Net financing cash flows	(137,686)	(85,006)	(392,418)	1,117,910	(47,188)	455,612
Interest under operating activities	-	-	-	-	413	413
Convertible bonds classified separately as equity components and embedded derivative liability	-	-	(3,076)	-	-	(3,076)
Non-cash changes
Additions to lease liabilities	-	-	-	-	40,948	40,948
Acquisition through business combinations (Note 29)	-	-	-	-	2,955	2,955
Convertible bonds issued by subsidiaries and converted to subsidiaries’ ordinary shares	-	-	(3)	-	-	(3)
Amortization of discount	-	-	11,192	2,327	-	13,519
Lease modifications	-	-	-	-	(12,494)	(12,494)
Adjustments for government subsidy	-	-	-	(23)	-	(23)
Effects of foreign currency exchange	52,010	-	17,324	104,988	2,863	177,185

Balance at December 31, 2024	$1,446,931	$-	$1,005,678	$3,831,506	$238,244	$6,522,359

c.	Supplier financing arrangements
The Group has entered into supplier financing arrangements. Under these arrangements, the suppliers may elect to receive early payment from the banks by factoring their receivables from the Group, and the Group then pays the banks at the original due dates set with suppliers. The above arrangements do not modify the terms of these payables because neither the Group’s payment terms have been extended nor additional interest has been paid; therefore, the Group still presents the payables as trade payables. As of December 31, 2023 and 2024, trade payables under supplier finance arrangements amounted to
NT$1,284,202 thousand and NT$1,056,486 thousand (US$32,220 thousand), respectively.
The carrying amount of the financial liabilities that are subject to supplier finance arrangements, and of which suppliers have already received payment from the finance provider, are as follows:

	December 31, 2024
	NT$	US$ (Note 4)
Trade payables
Of which suppliers have already received payment from the finance providers	$1,056,486	$32,220

The range of payment due dates for the financial liabilities that are subject to supplier finance arrangements and comparable trade payables that are not part of a supplier finance arrangement are as follows:

December 31, 2024
Trade payables
Liabilities that are part of supplier finance arrangements	120-165 Days
Comparable trade payables that are not part of supplier finance arrangements	30-180 Days

The changes in liabilities that are subject to supplier finance arrangements are primarily attributable to additions resulting from purchases of goods and subsequent cash settlements. There were no
material non-cash changes in these liabilities.

d.	Total taxes paid

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)
Operating activities	$14,250,527	$15,474,646	$9,072,635	$276,689
Investing activities	842,440	-	1,170,149	35,686

	$15,092,967	$15,474,646	$10,242,784	$312,375